LONG-TERM LOANS AND OTHER BORROWINGS - MTN (Details) - MTN Mitratel 2023 Rp in Billions	Sep. 26, 2023 IDR (Rp)
Borrowings and other credit facilities
Notional amount	Rp 550
Interest rate (as a percent)	6.20%